Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Gold and silver	$ 5,848	$ 5,827
Stockpiled ore	175	5,285
Work-in-progress	2,444	5,771
Supplies	5,201	5,946
Inventories	$ 13,668	$ 22,829